Retention Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2024
Retention Receivables, Net [Abstract]
Schedule of Retention Receivables, Net

Retention receivables, net consists of the following:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Retention receivables	675,000	341,132	43,590
Allowance for expected credit losses	—	(8,565)	(1,094)
Balance at end of year	675,000	332,567	42,496

Schedule of Allowance for Expected Credit Losses	Allowance for expected credit losses consists of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	—	—	—
Addition	—	8,565	1,094
Ending balance	—	8,565	1,094